4. STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended			9 Months Ended
	Aug. 02, 2018	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2020	Mar. 31, 2019
Aggregate intrinsic value of "in the money" outstanding		$ 941,830			$ 941,830
Aggregate intrinsic value of "in the money" exercisable		887,280			887,280
Share based compensation expense		$ 75,567	$ 2,891		$ 426,778	$ 356,103
Common Stock [Member] | Chief Executive Officer [Member]
Stock awarded for services, shares	300,000
Share based compensation expense				$ 210,000